Goodwill (Tables)	12 Months Ended
Mar. 31, 2016
Goodwill
Schedule of changes in the carrying amount of goodwill

Amounts
(in millions of RMB)
Balance as of April 1, 2014	11,793
Additions	30,319
Deconsolidation of a subsidiary	(4)
Impairment	(175)
Foreign currency translation adjustments	—

Balance as of March 31, 2015	41,933
Additions	50,723
Deconsolidation of a subsidiary (Note 4(e))	(10,556)
Impairment	(455)
Foreign currency translation adjustments	—

Balance as of March 31, 2016	81,645